Subsequent Events (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events.
Subsequent Events
13. Subsequent Events
On April 20, 2026, the Company announced it has initiated a review of strategic alternatives to maximize shareholder value. These strategic alternatives may include merger or acquisition transactions, a reverse merger, a sale of assets of the Company, strategic partnerships, licensing opportunities, or other potential paths.
On April 28, 2026, in connection with the Company’s review of strategic alternatives, the Company announced a restructuring of its workforce, or the Restructuring Plan, to decrease operating expenses by reducing the workforce by approximately 75%. The implementation of the Restructuring Plan should be substantially complete in the second and third quarters of 2026. The Company estimates the aggregate severance and related costs for the Restructuring Plan will be approximately $3.3 million, which will be recorded primarily in the second quarter of 2026. These estimates are subject to a number of assumptions, and actual results may differ materially. The Company may also incur additional costs not currently contemplated due to events that may occur as a result of, or that are associated with, the Restructuring Plan as well as the Company’s review of strategic alternatives.
On May 21, 2026, the Company provided written notice to Gemma to terminate the Gemma Collaboration Agreement, which termination will become effective in accordance with the terms of the Gemma Collaboration Agreement. Following the effectiveness of the termination, the Company will no longer have any rights to the research programs or the options for new CNS indications previously available to it under the Gemma Collaboration Agreement.
On May 22, 2026, the Company and the landlord entered into a lease termination agreement pursuant to which the 2005 Market Street Lease Agreement was terminated and the Company paid a termination fee of $2.3 million.
On June 23, 2026, the Company delivered written notice to Penn to terminate the Penn License Agreement, pursuant to Section 10.2 thereof, solely with respect to the Company’s product candidate referred to as PBFT02 for all indications licensed to the Company thereunder for such product candidate, including frontotemporal dementia with granulin mutations, or the PBFT02 Termination. The PBFT02 Termination will become effective on the date that is 90 days following Penn’s receipt of the notice, after which the Company will no longer have any rights under the Penn License Agreement to develop or commercialize PBFT02. The Penn License Agreement will remain in effect with respect to all non-terminated licensed products.
On June 23, 2026, the Company delivered written notice to Catalent to terminate, pursuant to Section 20.1(b)(ii) thereof, the amended and restated development services and clinical supply agreement, dated November 9, 2023 (one of the Amended Catalent Agreements), in its entirety, effective as of June 23, 2026. The Company determined to terminate this agreement in connection with the wind-down of our gene therapy programs and the proposed Merger (as defined below), and the Company was not obligated to pay Catalent any termination fee in connection with the termination.
On June 24, 2026, the Company entered into an Agreement and Plan of Merger and Reorganization, or the Merger Agreement, with Remix Therapeutics, Inc., a Delaware corporation, or Remix, and Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of the Company, or Merger Sub. Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, Merger Sub will be merged with and into Remix, with Remix continuing as a wholly-owned subsidiary of the Company and the surviving corporation of the merger. Upon termination of the Merger Agreement under specified circumstances the Company will be required to make a payment to Remix equal to $1.5 million in cash.

In July 2026, the Pennsylvania Supreme Court denied the petition for review with respect to the plaintiff’s challenge to the post-trial rulings in favor of Passage Bio, but it agreed to hear the question of whether certain communications between lawyers and the mediator were appropriately excluded from evidence at trial under Pennsylvania’s mediation privilege. The Pennsylvania Supreme Court timing for this hearing is currently pending.
16. Subsequent Events None.